Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 79,954	¥ 88,437
Deferred tax expense (benefit)	57,807	(5,317)
Total income tax expense	¥ 137,761	¥ 83,120